PROPERTY, PLANT AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about property, plant and equipment [abstract]
Disclosure of detailed information about property, plant and equipment [Table Text Block]
	Furniture & fixtures	Office & Communication equipment	Vehicles	Land and Building	Field camps and equipment	Right-of-use asset	Leasehold improvements	Total
	$	$	$	$	$	$	$	$
Cost
Balance at January 1, 2021	151,786	28,190	11,708	217,617	221,375	687,957	84,906	1,403,539
Additions	-	1,232	-	125,911	815,967	-	-	943,110
Disposals	-	-	-	-	-	-	-	-
Balance at December 31, 2021	151,786	29,422	11,708	343,528	1,037,342	687,957	84,906	2,346,649
Additions	-	2,896	-	31,039	-	-	-	33,935
Disposals	-	-	-	-	-	-	-	-
Balance at December 31, 2022	151,786	32,318	11,708	374,567	1,037,342	687,957	84,906	2,380,584

Accumulated Depreciation
Balance at January 1, 2021	143,705	25,133	11,708	14,923	220,600	374,660	84,906	875,635
Additions	1,501	3,529	-	11,938	15,663	170,889	-	203,520
Adjustment	-	(1,940)	-	-	-	-	-	(1,940)
Balance at December 31, 2021	145,206	26,722	11,708	26,861	236,263	545,549	84,906	1,077,215
Additions	7,621	2,206	-	14,455	26,759	142,408	-	193,449
Balance at December 31, 2022	152,827	28,928	11,708	41,316	263,022	687,957	84,906	1,270,664

Book Value
Balance at January 1, 2021	8,081	3,057	-	202,694	775	313,297	-	527,904
Balance at December 31, 2021	6,580	2,700	-	316,667	801,079	142,408	-	1,269,434
Balance at December 31, 2022	(1,041)	3,390	-	333,251	774,320	-	-	1,109,920